EATON VANCE GROWTH TRUST
For the Worldwide Health Sciences Portfolio

[logo]

Semi-Annual Shareholder Report
February 28, 1997

SPONSOR AND ADMINISTRATOR OF WORLDWIDE HEALTH
SCIENCES PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

ADVISER OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO
Mehta and Isaly Asset Management, Inc.
41 Madison Avenue
New York, NY 10010-2202

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investors Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122
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
                                    -------------------------------
                                  WORLDWIDE HEALTH SCIENCES PORTFOLIO
                                       PORTFOLIO OF INVESTMENTS
                                           FEBRUARY 28, 1997
                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                  COMMON STOCKS AND WARRANTS - 95.26%
------------------------------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE         PERCENTAGE OF
SECURITY                                               SHARES       (NOTE 1-A)        NET ASSETS
------------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - NORTH AMERICA - 11.52%
Centocor, Inc. (a)                                        90,000      $ 3,408,750              3.83%
Genzyme (a)                                               90,000        2,317,500              2.60
Pharmacia & Upjohn (a)                                    50,000        1,843,750              2.07
Warner-Lambert Co.                                        32,000        2,688,000              3.02
                                                                      -----------            ------
                                                                       10,258,000             11.52
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - NORTH AMERICA - 32.63%
Agouron Pharmaceuticals, Inc. (a)                         30,000        2,640,000              2.96
Alexion Pharmaceuticals, Inc. (a)                        150,000        1,706,250              1.92
Arris Pharmaceutical Corp. (a)                           130,000        1,706,250              1.92
Aviron (a)                                               125,000        1,281,250              1.44
Cambridge Neuroscience, Inc. (a)                         110,000        1,375,000              1.54
CytoTherapeutics, Inc. (a)                               120,000        1,020,000              1.15
Immnunex Corp. (a)                                        25,000          706,250              0.79
Incyte Pharmaceuticals, Inc. (a)                          30,000        1,590,000              1.78
Isis Pharmaceuticals, Inc. (a)                           150,000        2,906,250              3.26
Millennium Pharmaceuticals (a)                            92,500        1,549,375              1.74
Neurocrine BioScience (a)                                100,000        1,150,000              1.29
Pharmacopeia, Inc. (a)                                   100,000        1,737,500              1.95
Premier Research Worldwide (a)                            70,000        1,548,750              1.74
SangStat Medical Corp. (a)                               100,000        3,200,000              3.59
Sequana Therapeutics, Inc. (a)                            60,000          915,000              1.03
Tularik, Inc. (a)                                         80,000          800,000              0.90
Vertex Pharmaceuticals, Inc. (a)                          70,000        3,237,500              3.63
                                                                      -----------            ------
                                                                       29,069,375             32.63
                                                                      -----------            ------
MAJOR CAPITALIZATION - EUROPE - 15.32%
Altana                                                     4,500        3,817,858              4.29
Ares-Serono                                                4,000        4,126,650              4.63
Novartis                                                   5,000        5,701,003              6.40
                                                                      -----------            ------
                                                                       13,645,511             15.32
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - EUROPE - 11.31%
Cambridge Antibody Technology, Ltd. (a) (Note 5)          61,408        1,412,384              1.59
Cambridge Antibody Technology, Ltd. - Warrants (a)         3,100           31,000              0.03
Ciba Spec. Chemical - Rights (a)                           5,000          316,806              0.35
Celltech (a)                                             225,000        2,382,851              2.68
Ethical Holdings ADR (a)                                 150,000          750,000              0.84
Swiss Serum Institute (a)                                    700        5,190,552              5.82
                                                                      -----------            ------
                                                                       10,083,593             11.31
                                                                      -----------            ------
MAJOR CAPITALIZATION - FAR EAST - 15.70%
Banyu Pharmaceutical Co.                                 200,000        2,925,410              3.28
Eisai Co. Ltd.                                           156,000        2,930,064              3.29
Fujisawa Pharmaceutical                                  335,000        2,923,333              3.28
Sankyo Co. Ltd.                                          100,000        2,792,437              3.13
Takeda Chemical Industries                               120,000        2,413,464              2.72
                                                                      -----------            ------
                                                                       13,984,708             15.70
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - FAR EAST - 8.78%
Amrad (a)                                              1,000,000        1,444,941              1.62
Biota Holdings Limited (a)                               644,640        2,298,620              2.58
Biota Holdings Limited - Warrants (a)                     78,738          190,231              0.21
Rohto Pharmaceutical                                     191,000        1,793,725              2.01
Teikoku Hormone Manufacturing                            160,000        2,087,679              2.36
                                                                      -----------            ------
                                                                        7,815,196              8.78
                                                                      -----------            ------
TOTAL INVESTMENTS (identified cost, $69,134,232)                       84,856,383             95.26
OTHER ASSETS, LESS LIABILITIES                                          4,221,797              4.74
                                                                      -----------            ------
NET ASSETS                                                            $89,078,180            100.00%
                                                                      ===========            ======

(a) Non-income producing security.


                      See notes to financial statements

                                 -------------------------------
                                      FINANCIAL STATEMENTS
                               STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
                                  February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost basis, $69,134,232)               $84,856,383
  Cash                                                                                 5,936,387
  Foreign currency, at value (identified cost, $654,434)                                 650,638
  Dividends receivable                                                                    12,160
  Deferred organization expenses                                                          11,973
                                                                                     -----------
      Total assets                                                                   $91,467,541
LIABILITIES:
  Payable for investments purchased                                  $2,377,080
  Payable for open forward foreign currency contracts (Note 1H)          10,422
  Payable to affiliate for Trustees' fees                                 1,190
  Accrued expenses                                                          669
                                                                     ----------
      Total liabilities                                                                2,389,361
                                                                                     -----------
NET ASSETS applicable to investors' interest in Portfolio                            $89,078,180
                                                                                     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals                            $73,350,237
  Net unrealized appreciation of investments and foreign
    currency (computed on the basis of identified cost)                               15,727,943
                                                                                     -----------
      Total                                                                          $89,078,180
                                                                                     ===========


                      See notes to financial statements

                                     STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------
                     For the six months ended February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes, $5,157)                                           $   52,422
  Expenses --
    Investment adviser fee (Note 2)                                 $  294,731
    Administration fee (Note 2)                                         80,887
    Compensation of Trustees not members of the
      Administrator's organization                                       2,971
    Custodian fee (Note 1D)                                             21,013
    Legal and accounting services                                        3,602
    Amortization of organization expenses (Note 1E)                      1,250
    Miscellaneous                                                       11,194
                                                                    ----------
        Total expenses                                              $  415,648
  Less reduction of custodian fee (Note 1D)                             20,562
                                                                    ----------
        Net expenses                                                                    395,086
                                                                                     ----------
          Net investment loss                                                        $ (342,664)
                                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $1,655,953
    Foreign currency transactions                                       23,867
                                                                    ----------
        Net realized gain on investment transactions                                 $1,679,820
  Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                             $6,668,950
    Foreign currency transactions                                        5,792
                                                                    ----------
        Net change in unrealized appreciation of investments                          6,674,742
                                                                                     ----------
          Net realized and unrealized gain on investments                            $8,354,562
                                                                                     ----------
            Net increase in net assets from operations                               $8,011,898
                                                                                     ==========


                      See notes to financial statements

                                STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997
                                                                             (UNAUDITED)
                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment loss                                                       $   (342,664)
    Net realized gain on investments and foreign currency transactions           1,679,820
    Change in unrealized appreciation (depreciation)                             6,674,742
                                                                              ------------
      Net increase in net assets resulting from operations                    $  8,011,898
                                                                              ------------
  Capital transactions --
    Contributions                                                             $ 98,319,216
    Withdrawals                                                                (17,352,934)
                                                                              ------------
      Net increase in net assets resulting from capital transactions          $ 80,966,282
                                                                              ------------
        Net increase in net assets                                            $ 88,978,180
NET ASSETS:
  At beginning of period                                                           100,000
                                                                              ------------
  At end of period                                                            $ 89,078,180
                                                                              ============

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                                        SUPPLEMENTARY DATA
-------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997
                                                                             (UNAUDITED)
                                                                          -----------------
RATIOS (to average daily net assets):
  Expenses                                                                         1.28%+
  Net expenses, after custodian fee reduction                                      1.22%+
  Net investment loss                                                            (1.06)%+
PORTFOLIO TURNOVER                                                                   15%

NET ASSETS, end of period (000s omitted)                                         $89,078
AVERAGE COMMISSION RATE (PER SHARE)(1)                                           $0.0400

  +  Annualized.
 (1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


                      See notes to financial statements

                         -------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

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(1) SIGNIFICANT ACCOUNTING POLICIES
Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 26, 1996, seeks to provide long-term growth of capital by investing primarily in common stocks, and securities convertible into common stock, of domestic and foreign companies engaged in medical research and the health care industry. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Directors.

B. INCOME -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

C. FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Any significant credit balance used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expenses on the Statement of Operations.

E. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

I. OTHER -- Investment transactions are accounted for on a trade date basis.

J. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to the Advisory Agreement, Mehta and Isaly Asset Management, Inc. ("M&I"), formerly G/A Capital Management, Inc., serve as the investment adviser of the Portfolio. Under this agreement M&I receive a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. Beginning September 1, 1997, M&I may receive a performance based adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1997, the fee was equivalent to 0.91% (annualized) of the Portfolio's average daily net assets and amounted to $294,731.

  Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997, the administration fee was 0.25% of average net assets.

  Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser or Administrator may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1997, no significant amounts have been deferred.

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(3) INVESTMENTS
Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $34,490,900 and $9,523,741, respectively.

--------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                    $69,134,232
                                                                  ===========
Gross unrealized appreciation                                     $17,576,664
Gross unrealized depreciation                                      (1,854,513
                                                                  -----------
    Net unrealized appreciation                                   $15,722,151
                                                                  ===========

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(5) RESTRICTED SECURITIES
In February 1993, the Portfolio acquired 9,000 shares of common stock of Cambridge Antibody Technology Limited ("CAT") at a cost of $297,000 by entering into a Subscription Agreement between the Portfolio, CAT and Peptide Technology Limited ("Peptech"). The Subscription Agreement granted to the Portfolio an option to require Peptech, the major shareholder of CAT, to purchase up to 85% of the CAT shares owned by the Portfolio on September 1, 1995 (the "Put Option"), subject to certain conditions. The Put Option was exercised by the Portfolio, but was canceled in December 1995 when the Portfolio received an additional 4,734 shares of CAT from Peptech in exchange for the Portfolio's withdrawal of the Put Options. In separate transactions that occurred in December 1995, August 1996 and October 1996, the Portfolio acquired an additional 47,674 shares of CAT, bringing the total number of shares owned by the Portfolio to 61,408. The value of the CAT shares and warrants at February 28, 1997 is $1,443,384, representing 1.6% of the Portfolio's net assets. Management has valued the common stock at $23 per share and $10 per warrant, which reflects recent market activity. Valuation of the security is continually monitored and is reviewed by the Board of Directors.

--------------------------------------------------------------------------------
(6) RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

--------------------------------------------------------------------------------
(7) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at February 28, 1997 is as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT

PURCHASES
--------
                                                                    DELIVER
SETTLEMENT                                                (IN UNITED STATES               NET UNREALIZED
DATE                  IN EXCHANGE FOR                               DOLLARS)                DEPRECIATION
------                ---------------                     -----------------               --------------
3/3/97                Swiss Franc  1,766,463                     $1,209,740                      $10,422
                                                                 ==========                      =======

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(8) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $120 million unsecured line of credit with a bank. Borrowings will be made by the Portfolio or Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1997.

                     --------------------------------------------------------
WORLDWIDE HEALTH     OFFICERS            INDEPENDENT TRUSTEES
SCIENCES PORTFOLIO   JAMES B. HAWKES     DONALD R. DWIGHT
24 Federal Street    President, Trustee  President, Dwight Partners, Inc.
Boston, MA 02110                         Chairman, Newspapers of
                     SAMUEL D. ISALY     New England, Inc.
                     Vice President and
                     Portfolio Manager   SAMUEL L. HAYES, III
                                         Jacob H. Schiff Professor of
                     VIREN MEHTA         Investment Banking, Harvard
                     Vice President      University Graduate School of
                                         Business Administration
                     WILLIAM CHISHOLM
                     Vice President      NORTON H. REAMER
                                         President and Director, United Asset
                     RAYMOND O'NEILL     Management Corporation
                     Vice President
                                         JOHN L. THORNDIKE
                     MICHEL NORMANDEAU   Formerly Director, Fiduciary Company
                     Vice President      Incorporated

                     JAMES L. O'CONNOR   JACK L. TREYNOR
                     Treasurer           Investment Adviser and
                                         Consultant
                     THOMAS OTIS
                     Secretary